Retirement benefit plans - Summary of Prudent Long-Term Assumptions (Detail) - BTPS Triennial Funding Valuation	Jun. 30, 2017	Jun. 30, 2014
Nominal Rates
Disclosure of defined benefit plans [line items]
Average single equivalent discount rate	2.60%	4.50%
Average long-term increase in RPI	3.40%	3.50%
Average long-term increase in CPI	2.40%	2.50%
Real Rates
Disclosure of defined benefit plans [line items]
Average single equivalent discount rate	(0.80%)	1.00%
Average long-term increase in RPI	0.00%	0.00%
Average long-term increase in CPI	(1.00%)	(1.00%)